Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Consumer Discretionary Portfolio
March 31, 2022
VCI-NPRT1-0522
1.814645.117
Common Stocks - 98.8%
	Shares	Value ($)
Auto Components - 0.3%
Auto Parts & Equipment - 0.3%
Adient PLC (a)	21,100	860,247
Automobiles - 13.0%
Automobile Manufacturers - 13.0%
Ferrari NV	4,615	1,006,485
Rivian Automotive, Inc. (b)	3,200	160,768
Tesla, Inc. (a)	30,060	32,392,656
		33,559,909
Building Products - 0.3%
Building Products - 0.3%
The AZEK Co., Inc. (a)	32,200	799,848
Commercial Services & Supplies - 0.3%
Diversified Support Services - 0.3%
Copart, Inc. (a)	6,236	782,431
Food & Staples Retailing - 0.8%
Food Distributors - 0.8%
Performance Food Group Co. (a)	39,768	2,024,589
Hotels, Restaurants & Leisure - 17.1%
Casinos & Gaming - 3.1%
Caesars Entertainment, Inc. (a)	44,192	3,418,693
Churchill Downs, Inc.	16,000	3,548,480
Penn National Gaming, Inc. (a)	25,530	1,082,983
		8,050,156
Hotels, Resorts & Cruise Lines - 8.1%
Airbnb, Inc. Class A (a)	9,409	1,616,090
Booking Holdings, Inc. (a)	3,232	7,590,190
Hilton Worldwide Holdings, Inc. (a)	36,244	5,499,665
Lindblad Expeditions Holdings (a)	41,566	626,815
Marriott International, Inc. Class A (a)	32,098	5,641,224
		20,973,984
Leisure Facilities - 1.0%
Planet Fitness, Inc. (a)	15,559	1,314,424
Vail Resorts, Inc.	4,360	1,134,777
		2,449,201
Restaurants - 4.9%
ARAMARK Holdings Corp.	69,436	2,610,794
Brinker International, Inc. (a)	20,235	772,168
Chipotle Mexican Grill, Inc. (a)	1,875	2,966,306
Domino's Pizza, Inc.	4,700	1,912,947
Dutch Bros, Inc. (b)	9,000	497,430
McDonald's Corp.	5,899	1,458,705
Noodles & Co. (a)	96,200	574,314
Restaurant Brands International, Inc.	14,053	821,046
Ruth's Hospitality Group, Inc.	16,532	378,252
Wingstop, Inc.	4,700	551,545
		12,543,507
TOTAL HOTELS, RESTAURANTS & LEISURE		44,016,848
Household Durables - 1.6%
Home Furnishings - 0.3%
Tempur Sealy International, Inc.	30,303	846,060
Homebuilding - 1.3%
D.R. Horton, Inc.	22,261	1,658,667
Lennar Corp. Class A	21,778	1,767,720
		3,426,387
TOTAL HOUSEHOLD DURABLES		4,272,447
Interactive Media & Services - 0.6%
Interactive Media & Services - 0.6%
Alphabet, Inc. Class A (a)	545	1,515,836
Internet & Direct Marketing Retail - 26.3%
Internet & Direct Marketing Retail - 26.3%
Amazon.com, Inc. (a)	19,476	63,490,786
eBay, Inc.	52,289	2,994,068
Farfetch Ltd. Class A (a)(b)	18,700	282,744
Global-e Online Ltd. (a)	17,358	586,353
Wayfair LLC Class A (a)	3,937	436,141
		67,790,092
Multiline Retail - 5.0%
Department Stores - 0.7%
Kohl's Corp.	13,939	842,752
Nordstrom, Inc.	34,993	948,660
		1,791,412
General Merchandise Stores - 4.3%
Dollar General Corp.	17,676	3,935,208
Dollar Tree, Inc. (a)	21,176	3,391,336
Ollie's Bargain Outlet Holdings, Inc. (a)	27,100	1,164,216
Target Corp.	12,417	2,635,136
		11,125,896
TOTAL MULTILINE RETAIL		12,917,308
Road & Rail - 0.4%
Trucking - 0.4%
Lyft, Inc. (a)	25,600	983,040
Specialty Retail - 17.8%
Apparel Retail - 6.4%
American Eagle Outfitters, Inc. (b)	114,005	1,915,284
Aritzia, Inc. (a)	18,400	751,071
Burlington Stores, Inc. (a)	23,628	4,304,313
Ross Stores, Inc.	28,946	2,618,455
TJX Companies, Inc.	91,416	5,537,981
Victoria's Secret & Co. (a)	29,206	1,500,020
		16,627,124
Automotive Retail - 0.4%
Carvana Co. Class A (a)	7,744	923,782
Home Improvement Retail - 8.9%
Floor & Decor Holdings, Inc. Class A (a)	31,717	2,569,077
Lowe's Companies, Inc.	49,729	10,054,707
The Home Depot, Inc.	34,892	10,444,222
		23,068,006
Specialty Stores - 2.1%
Bath & Body Works, Inc.	19,765	944,767
Dick's Sporting Goods, Inc.	12,800	1,280,256
Five Below, Inc. (a)	17,278	2,736,317
Sally Beauty Holdings, Inc. (a)	27,600	431,388
		5,392,728
TOTAL SPECIALTY RETAIL		46,011,640
Textiles, Apparel & Luxury Goods - 15.3%
Apparel, Accessories & Luxury Goods - 9.7%
adidas AG	3,896	907,870
Canada Goose Holdings, Inc. (a)	8,900	233,864
Capri Holdings Ltd. (a)	161,247	8,286,483
Kontoor Brands, Inc.	22,182	917,226
Levi Strauss & Co. Class A	38,440	759,574
lululemon athletica, Inc. (a)	8,100	2,958,363
LVMH Moet Hennessy Louis Vuitton SE	1,718	1,226,307
PVH Corp.	52,263	4,003,868
Ralph Lauren Corp.	7,462	846,489
Tapestry, Inc.	129,526	4,811,891
		24,951,935
Footwear - 5.6%
Crocs, Inc. (a)	7,450	569,180
Deckers Outdoor Corp. (a)	10,789	2,953,705
NIKE, Inc. Class B	78,270	10,532,011
On Holding AG	1,500	37,860
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	9,300	379,068
		14,471,824
TOTAL TEXTILES, APPAREL & LUXURY GOODS		39,423,759
TOTAL COMMON STOCKS (Cost $146,983,146)		254,957,994

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (c)	2,977,520	2,978,116
Fidelity Securities Lending Cash Central Fund 0.31% (c)(d)	2,566,171	2,566,428
TOTAL MONEY MARKET FUNDS (Cost $5,544,544)		5,544,544

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $152,527,690)	260,502,538
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(2,515,628)
NET ASSETS - 100.0%	257,986,910

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	829,921	4,207,197	2,059,002	50	-	-	2,978,116	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	4,747,639	10,180,682	12,361,893	10,520	-	-	2,566,428	0.0%
Total	5,577,560	14,387,879	14,420,895	10,570	-	-	5,544,544

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.